Trade Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in allowance for doubtful accounts [abstract]
Balance at beginning of year	€ 9,627	€ 10,775
Effect of the adoption of IFRS 9 (see note 5)	0	37
Charges - bad debt expense	2,389	745
Reductions - write off of uncollectible amounts	(3,317)	(1,930)
Balance at end of year	€ 8,699	€ 9,627